Investments and Advances to Equity Method Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments and Advances to Equity Method Investments [Abstract]
Investments and advances to equity method investments

4. Investments and advances to equity method investments

The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting. The Company’s joint ventures are as follows:

i)       Falcon’s Creative Group

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s unaudited condensed consolidated financial statements. As of July 27, 2023, the Company recorded the investment in FCG at fair value, which was determined to be $39.1 million.

As described in Note 1, the LLCA contains contractual provisions regarding the distribution of FCG’s income or loss. Pursuant to these provisions, QIC is entitled to a redemption amount of the initial $30.0 million investment plus a 9% annual compounding preferred return. Refer to the footnote to the “Company’s Share of gain or (loss) from equity method” table below for further discussion on how the income and loss are shared between the Company and QIC.

ii)      PDP

PDP is an unconsolidated joint venture with Meliá Hotels International, S.A. (“Meliá Group”) for the development and operation of hotel resorts and theme parks. The Company has 50% voting rights and shares 50% of profits and losses in this joint venture. PDP operates a hotel resort and theme park located in Mallorca, Spain and a hotel located at Tenerife in the Canary Islands.

iii)    Sierra Parima

Sierra Parima is an equity method investment with Meliá Group focused on the development and operation of hotel resorts and theme parks. The Company has 50% voting rights and shares 50% of profits and losses in this joint venture. Sierra Parima had one theme park in Punta Cana in the Dominican Republic, the Katmandu Park DR. The Company has concluded that Sierra Parima is a variable interest entity (“VIE”), that the Company does not have the power to direct the activities that most significantly impact the economic performance of Sierra Parima, as such decisions are taken by the unanimous consent of the representatives of the joint venture partners. The Company, therefore, does not consolidate Sierra Parima and accounts for the investment as an equity method investment.

Full Impairment of Investment in Sierra Parima

Katmandu Park DR completed construction and opened to visitors in early 2023. Although various operational challenges encountered upon opening were resolved, Katmandu Park DR visitor levels were below management’s expectations. Melia and the Company jointly decided to wind down operations and are evaluating avenues for potential liquidation or sale of the property. On March 7, 2024, Katmandu Park DR was closed to visitors.

As of December 31, 2023, the Company’s equity investment in Sierra Parima was deemed to be other-than-temporarily impaired. The Company estimated the fair value of its investment in Sierra Parima utilizing a discounted cash flow analysis and supported by a market multiples approach. The impairment is the result of management’s estimates and assumptions regarding the likelihood of certain outcomes related to various liquidation and sale scenarios and pending legal matters, the timing of which remains uncertain. These estimates were determined primarily using significant unobservable inputs (Level 3). The estimates that the Company makes with respect to its equity method investment are based upon assumptions that management believes are reasonable, and the impact of variations in these estimates or the underlying assumptions could be material.

Based on the estimated sale or liquidation proceeds from Sierra Parima, and Sierra Parima’s outstanding debts remaining to be settled, the fair value of the Company’s investment in Sierra Parima was determined to be zero. There are no other liquidity arrangements, guarantees or other financial commitments between the Company and Sierra Parima. The Company is not committed to provide any additional funding as of September 30, 2024. Any future capital fundings will be discretionary.

iv)     Karnival

On November 2, 2021, the Company entered into a joint venture agreement to acquire a 50% interest in Karnival, a joint venture established with Raging Power Limited, a subsidiary of New World Development Company Limited (“Raging Power”). The purpose of the joint venture is to hold ownership interests in entities developing and operating amusement centers located in the People’s Republic of China. The first location is currently under development in Hong Kong. The Company has concluded that Karnival is a VIE, that the Company does not have the power to direct the activities that most significantly impact the economic performance of Karnival, as such decisions are taken by the unanimous consent of the representatives of the joint venture partners. The Company, therefore, does not consolidate Karnival and accounts for the investment as an equity method investment. The Company and its joint venture partners are committed to funding non-interest-bearing advances of $9 million (HKD 69.7 million) each, over a three-year period. As of September 30, 2024, the Company had funded $6.6 million (HKD 51 million). These advances are repayable to the joint venture partners based on a percentage of gross revenues from operations commencing from the first year of operations. The advances provided to Karnival are accounted for as investments and classified within Investments and advances to unconsolidated joint ventures equity method investments. There are no other liquidity arrangements, guarantees or other financial commitments between the Company and Karnival. Therefore, the Company’s maximum risk of financial loss is the investment balance and remaining unfunded capital commitment of $2.4 million (HKD 18.7 million) as of September 30, 2024.

Investments and advances to equity method investments as of September 30, 2024, and December 31, 2023, consisted of the following:

	As of
	September 30, 2024	December 31, 2023
FCG	$30,793	$30,930
PDP	26,040	22,870
Karnival	7,082	6,843
	$63,915	$60,643

The Company’s Share of gain or (loss) from equity method investments for the three and nine months ended September 30, 2024, and 2023 comprised of:

	For the three months ended September 30		For the nine months ended September 30
	2024	2023	2024	2023
FCG(1)	$(1,658)	$(1,598)	$(137)	$(1,598)
PDP	1,619	1,527	2,810	1,902
Sierra Parima	—	(1,616)	—	(4,254)
Karnival	77	132	239	260
	$38	$(1,555)	$2,912	$(3,690)

____________

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income (loss), less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. For the three months ended September 30, 2024, the Company recognized $(1.7) million of net loss from FCG, which equals the $(0.1) million total net loss from FCG less adjustments of $(1.6) million comprised of $(0.7) million in accretion of preference dividend, less than $(0.1) million in accretion of fees, and $(0.8) million in amortization of basis difference. For the nine months ended September 30, 2024, the Company recognized less than $(0.1) million net loss from FCG, which equals the $4.2 million total net income from FCG less adjustments of $(4.3) million comprised of $(1.8) million in accretion of preference dividend and fees, and $(2.5) million in amortization of basis difference. The Company will continue to recognize 100% of the gains or (losses) from its equity method investment in FCG based on the terms of the LLCA until the split in equity accounts becomes 25% related to QIC and 75% to the Company.

The following tables provide summarized balance sheet information for the Company’s equity method investments:

	As of September 30, 2024
	FCG	PDP	Karnival
Current assets	$28,446	$17,414	$16,598
Non-current assets	28,993	85,937	2,424
Current liabilities	11,924	19,151	17,956
Non-current liabilities	6,213	32,121	—
	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—

The following tables provide summarized related party balances of FCG, Sierra Parima and PDP:

	As of September 30, 2024
	FCG	PDP
Assets	$5,297	$2,568
Liabilities	51	2,560
	As of December 31, 2023
	PDP	FCG	Sierra Parima
Assets	$2,288	$7,503	$2,230
Liabilities	1,685	3,384	57,438

Assets comprise primarily of accounts receivable and other current assets. Liabilities comprise primarily of accounts payable and accrued expenses and other current liabilities.

The following tables provide summarized statements of operations for the Company’s equity method investments:

	For the three months ended September 30
	2024		2023
	FCG	PDP	FCG(1)	PDP	Sierra Parima
Total revenues	$13,155	$17,837	$3,270	$15,830	$792
Income (loss) from operations	89	5,710	(1,045)	4,648	(2,808)
Net income (loss)	(111)	3,240	(1,044)	3,055	(2,825)
	For the nine months ended September 30
	2024		2023
	FCG	PDP	FCG(1)	PDP	Sierra Parima
Total revenues	$43,801	$36,588	$3,270	$32,600	$2,017
Income (loss) from operations	3,933	8,635	(1,045)	5,986	(8,031)
Net income (loss)	4,173	5,508	(1,044)	3,805	(8,098)

____________

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

The results of operations for Karnival for the three and nine months ended September 30, 2024, and 2023 were not material for the periods presented and, as such, not included in the tables above. As of December 31, 2023, the equity investment in Sierra Parima was deemed to be other-than-temporarily impaired, and therefore, not included in the table above.

The following table provides FCG, PDP and Sierra Parima’s summarized related party activity for the three months ended September 30, 2024, and 2023:

	For the three months ended September 30
	2024		2023
	FCG	PDP	FCG	PDP	Sierra Parima
Total revenues	$13,001	$52	$2,675	$247	$461
Total expenses	3,237	2,082	1,602	1,656	877

The following table provides FCG, PDP and Sierra Parima’s summarized related party activity for the nine months ended September 30, 2024, and 2023:

	For the nine months ended September 30
	2024		2023
	FCG	PDP	FCG	PDP	Sierra Parima
Total revenues	$43,300	$85	$2,675	$260	$1,551
Total expenses	$5,068	4,107	1,602	3,438	4,733

____________

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

8.      Investments and advances to equity method investments

The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting. The Company’s joint ventures are as follows:

i)       Falcon’s Creative Group

As of July 27, 2023, FCG was deconsolidated and accounted for as an equity method investment in the Company’s consolidated financial statements. See Deconsolidation of Falcon’s Creative Group, LLC under Note 1 — Description of business and basis of presentation for a discussion of the terms of the Strategic Investment which required the deconsolidation of FCG. As of July 27, 2023, the Company recorded the investment in FCG at fair value, which was determined to be $39.1 million.

Gain on deconsolidation

In accordance with ASC 810, Consolidation, the Company estimated the fair value of the retained investment in FCG at the date of deconsolidation. The fair value of the Company’s retained interest was valued using an option pricing model considering the terms of each class of FCG’s equity securities. The equity value that was allocated between the Preferred Units and the Common Stock was calibrated such that the Preferred Units’ allocated value was equal to the purchase price of $30.0 million. The fair value of the Company’s retained investment was estimated to be $39.1 million. As a result, the Company recognized a gain of $27.4 million on the deconsolidation of FCG, presented as a Gain on deconsolidation of FCG in the Company’s consolidated statements of operations and comprehensive loss. The gain recognized on deconsolidation is the difference between the estimated fair value of the Company’s retained investment in FCG and the carrying value of FCG’s net assets.

In accordance with ASC 323, Investments, and ASC 805, Business Combinations (“ASC 805”), the Company applied the acquisition method of accounting to the identifiable assets and liabilities of FCG, which have been measured at estimated fair values as of the deconsolidation date. Management concluded that the carrying value of FCG’s tangible assets and liabilities approximated fair value. The Company estimated the fair value of FCG’s intangible assets primarily using Level 3 inputs. Estimates of fair value represent management’s best estimate of assumptions about future events and uncertainties, including significant judgments related to future cash flows, discount rates, competitive trends, margin and revenue growth assumptions. Inputs used were generally obtained from historical data supplemented by current and anticipated market conditions and growth rates.

The Company determined that on the date of deconsolidation, there was a difference between the fair value of its retained investment in FCG and the Company’s proportional interest in the equity of FCG. This equity method basis difference was comprised of customer relationships, tradenames and trademarks and developed technology.

Tradenames and trademarks and developed technology fair values were determined using the relief from royalty method, which estimates the cost savings generated by a company related to the ownership of an asset for which it would otherwise have had to pay royalties or license fees on revenues earned through the use of the asset. The discount rate used was determined at the time of measurement based on an analysis of the implied internal rate of return of the transaction, weighted average cost of capital and weighted average return on assets.

Customer relationships represent the existing relationships with FCG’s customers. The fair value was determined using a multi-period excess earnings method which involves isolating the net earnings attributable to the asset being measured based on the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life.

Other tangible assets were valued at the existing carrying values as they approximated the estimated fair value of those items at the deconsolidation date and did not result in a basis difference.

Summarized financial results are presented below for the period beginning July 28, 2023 and ended December 31, 2023, which represent the period the Company accounts for FCG as an equity method investment.

As described in Note 1, the LLCA contains contractual provisions regarding the distribution of FCG’s income or loss. Pursuant to these provisions, QIC is entitled to a redemption amount of the initial $30.0 million investment plus a 9% annual compounding preferred return. As a result, QIC does not absorb losses from FCG that would cause its investment to drop below this redemption amount and any losses not absorbed by QIC are fully allocated to the Company.

ii)      PDP

PDP is an unconsolidated joint venture with Meliá Hotels International, S.A. (“Meliá Group”) for the development and operation of hotel resorts and theme parks. The Company has 50% voting rights and shares 50% of profits and losses in this joint venture. PDP operates a hotel resort and theme park located in Mallorca, Spain and a hotel located at Tenerife in the Canary Islands.

iii)    Sierra Parima

Sierra Parima is an equity method investment with Meliá Group for the development and operation of hotel resorts and theme parks. The Company has 50% voting rights and shares 50% of profits and losses in this joint venture. Sierra Parima has one theme park in Punta Cana in the Dominican Republic. The Company has concluded that Sierra Parima is a variable interest entity (“VIE”), that the Company does not have the power to direct the activities that most significantly impact the economic performance of Sierra Parima, as such decisions are taken by the unanimous consent of the representatives of the joint venture partners. The Company, therefore, does not consolidate Sierra Parima and accounts for the investment as an equity method investment.

The Company advanced $33.8 million, to partially fund construction of the theme park. These advances are non-interest-bearing and no repayment terms have been established. The advances provided to Sierra Parima are accounted for as investments and classified within advances to equity method investments.

Full Impairment of Investment in Sierra Parima

Katmandu Park completed construction and opened to visitors in early 2023. Although various operational challenges encountered upon opening have been resolved, Katmandu Park visitor levels have continued to be below management’s expectations. Melia and the Company have jointly decided to wind down operations and are evaluating avenues for potential liquidation or sale of the property.

Based on this determination, Sierra Parima first performed an evaluation of its long-lived fixed assets in accordance with ASC 360, Property, Plant and Equipment (“ASC 360”) to determine whether their fair value is less than carrying value. As a result of this analysis, Sierra Parima recorded a fixed asset impairment of $46.7 million. The impairment recognized by Sierra Parima is component of the Company’s equity method share of Sierra Parima’s loss for the full year ended December 31, 2023.

As Sierra Parima recorded a fixed asset impairment under ASC 360, the Company further evaluated its remaining equity investment in Sierra Parima for impairment as of December 31, 2023 and determined that it was other-than-temporarily impaired. The Company estimated the fair value of its investment in Sierra Parima using probability weighted scenarios assigned to discounted future cash flows. The impairment is the result of management’s estimates and assumptions regarding the likelihood of certain outcomes related to various liquidation and sale scenarios and pending legal matters, the timing of which remains uncertain. These estimates were determined primarily using significant unobservable inputs (Level 3). The estimates that the Company makes with respect to its equity method investment are based upon assumptions that management believes are reasonable, and the impact of variations in these estimates or the underlying assumptions could be material.

Based on the estimated sale or liquidation proceeds from Sierra Parima, and Sierra Parima’s outstanding debts remaining to be settled, the fair value of the Company’s investment in Sierra Parima was determined to be zero. As of December 31, 2023, the Company recognized an other-than-temporary impairment charge of $14.1 million, which is recorded in Share of gain (loss) from equity method investments in the consolidated statement of operations and comprehensive loss.

There are no other liquidity arrangements, guarantees or other financial commitments between the Company and Sierra Parima. The Company is not committed to provide any additional funding as of December 31, 2023. Any future capital fundings will be discretionary.

iv)     Karnival

On November 2, 2021, the Company entered into a joint venture agreement to acquire a 50% interest in Karnival TP-AQ Holdings Limited (“Karnival”), a joint venture established with Raging Power Limited. The purpose of the joint venture is to hold ownership interests in entities developing and operating amusement centers located in the People’s Republic of China. The first location is currently under development in Hong Kong. The Company has concluded that Karnival is a VIE, that the Company does not have the power to direct the activities that most significantly impact the economic performance of Karnival, as such decisions are taken by the unanimous consent of the representatives of the joint venture partners. The Company, therefore, does not consolidate Karnival and accounts for the investment as an equity method investment. The Company and its joint venture partner are committed to funding non-interest-bearing advances of $9 million (HKD 69.7 million) each, over a three-year period. As of December 31, 2023, the Company had funded $6.6 million (HKD 51 million). These advances are repayable to the joint venture partners based on a percentage of gross revenues from operations commencing from the first year of operations. The advances provided to Karnival are accounted for as investments and classified within Investments and advances to unconsolidated joint ventures equity method investments. There are no other liquidity arrangements, guarantees or other financial commitments between the Company and Karnival. Therefore, the Company’s maximum risk of financial loss is the investment balance and remaining unfunded capital commitment of $2.4 million (HKD 18.7 million) as of December 31, 2023.

Investments and advances to equity method investments as of December 31, 2023 and 2022 consisted of the following:

	As of December 31,
	2023	2022
FCG	$30,930	$—
PDP	22,870	23,688
Sierra Parima	—	41,735
Karnival	6,843	6,556
	$60,643	$71,979

The Company’s share of gain or (loss) from equity method investments for the years ended December 31, 2023, and 2022 comprised of:

	Year ended December 31,
	2023	2022
FCG(1)	$(8,145)	$—
PDP	(1,522)	3,229
Sierra Parima	(43,073)	(1,719)
Karnival	288	3
	$(52,452)	$1,513

(1)      The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.

The following tables provide summarized Balance Sheet information for the Company’s equity method investments:

	As of December 31, 2023
	FCG	PDP	Sierra Parima	Karnival
Current assets	$12,575	$8,283	$2,697	$16,030
Non-current assets	19,730	87,280	18,714	1,805
Current liabilities	7,375	14,048	62,070	(17,250)
Non-current liabilities	1,801	35,777	9,973	—
	As of December 31, 2022
	PDP	Sierra Parima	Karnival
Current assets	$9,216	$5,741	$13,102
Non-current assets	93,657	58,631	—
Current liabilities	14,108	47,877	13,095
Non-current liabilities	41,389	9,155	—

The following tables provide summarized related party balances of Sierra Parima and PDP:

	As of December 31, 2023
	PDP	Sierra Parima(1)
Assets	$2,288	$2,230
Liabilities	1,685	57,438
	As of December 31, 2022
	PDP	Sierra Parima(1)
Assets	$2,050	$2,690
Liabilities	1,803	43,575

(1)      Sierra Parima accounts for advances from the Company as liabilities. The Company accounts for advances to Sierra Parima as investments and classified within advances to equity method investments

The following tables provides summarized statements of operations for the Company’s equity method investments:

	Year ended December 31, 2023
	FCG(1)	PDP	Sierra Parima
Total revenues	$8,033	$41,259	$2,639
Impairment of fixed assets	—	(5,427)	(46,743)
Income (loss) from operations	(6,153)	153	(57,626)
Net loss	(6,034)	(3,044)	(57,970)

(1)      The summarized results of FCG disclosed above are subsequent to FCG’s deconsolidation on July 27, 2023.

	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$33,962	$226
Income (loss) from operations	2,540	(3,403)
Net income (loss)	6,457	(3,438)

The results of operations for Karnival for the years ended December 31, 2023 and 2022 were not material for the periods presented and, as such, not included in the tables above.

The following tables provides Sierra Parima and PDP’s summarized related party activity:

	Year ended December 31, 2023
	PDP	Sierra Parima
Total revenues	$168	$1,406
Total expenses	4,720	1,418
	Year ended December 31, 2022
	PDP	Sierra Parima
Total revenues	$889	$23
Total expenses	3,980	4,167